PRIVATE PLACEMENTS - Additional Information (Detail) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 31, 2022	Nov. 09, 2021	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price of warrants				$ 1.5
Aggregate purchase price						$ 6,860,057	$ 6,860,057
Sponsor Agreement, Forfeiture By Sponsor Upon Closing Of Private Warrants, Percentage		50.00%
Sponsor Agreement, Sponsor Locked Up Shares Percentage		20.00%
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,266,667				4,266,667		4,266,667
Price of warrants	$ 1.5						$ 1.5
Aggregate purchase price				$ 6,400,000			$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant	1				1
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrants					$ 11.5		$ 11.5
Number of shares per warrant	1				1		1
Exercise price of warrant	$ 11.5				$ 11.5		$ 11.5
Novator Private Placement Share
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,500,000				3,500,000		3,500,000
Price of warrants	$ 10						$ 10
Aggregate purchase price				35,000,000			$ 35,000,000
Novator Private Placement Share | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,500,000				3,500,000		3,500,000
Price of warrants					$ 10		$ 10
Aggregate purchase price				$ 35,000,000			$ 35,000,000
Number of shares per warrant	1				1		1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued						3,500,000	3,500,000
Private Placement | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant							1
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued				4,266,667
Price of warrants				$ 1.5
Aggregate purchase price				$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued				4,266,667			4,266,667
Price of warrants				$ 1.5			$ 1.5
Aggregate purchase price				$ 6,400,000			$ 6,400,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			306,705	3,500,000
Price of warrants			$ 1.5	$ 10
Aggregate purchase price			$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			306,705	440,000			440,000
Aggregate purchase price			$ 460,057	$ 660,000			$ 660,000